Commitments and Contingencies - Additional Information (Detail) $ in Millions, $ in Millions		1 Months Ended		12 Months Ended
	Oct. 31, 2020	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2020 NZD ($)	Nov. 30, 2020	Jun. 30, 2020	Sep. 30, 2018 USD ($)	Apr. 30, 2013 USD ($)
Commitments and Contingencies [Line Items]
Service commitment period				96 months
Other Assets | RBI2 Agreement | Joint Venture [Member]
Commitments and Contingencies [Line Items]
Other Long-term Investments				$ 9.9	$ 3.6
2degrees | RBI2 Agreement | Joint Venture [Member]
Commitments and Contingencies [Line Items]
Investments in a joint venture during the period				5.4	3.4
2degrees | New Zealand
Commitments and Contingencies [Line Items]
Future rent expense expected for 12 years				$ 56.0			$ 40
Operating lease term									12 years
2degrees | New Zealand | Handset Purchase Commitment
Commitments and Contingencies [Line Items]
Long term Commitment,Period		3 years
2degrees | New Zealand | 1800 MHz and 2100 MHz Spectrum
Commitments and Contingencies [Line Items]
Date by which the commitment must be met			2022-11
Lease contracts, additional renewal, term								18 years
Renewable license contract - renewal term	18 years
Spectrum licenses, commencing year		2021
Renewable license contract - full term	20 years
The initial date that installment payments begin		2023-01
Nueva Tel
Commitments and Contingencies [Line Items]
Operating lease term				10 years			10 years
Nueva Tel | Bolivia | Accrued Liabilities | Delays in Making Repairs to Public Telephone Equipment
Commitments and Contingencies [Line Items]
Accrued estimated loss contingency											$ 2.2
Interest on the fine imposed											$ 0.1
Nueva Tel | Bolivia | ATT | 4GLicense
Commitments and Contingencies [Line Items]
Number of location committed				339			339
Date by which the commitment must be met				2022-05
Nueva Tel | Bolivia | ATT | Accrued Liabilities | Outages [Member]
Commitments and Contingencies [Line Items]
Accrued estimated loss contingency				$ 4.5	$ 4.5					$ 4.5
Fine imposed						$ 4.5